Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share ("Class A Common Stock")
Amount Registered | shares	2,674,143
Proposed Maximum Offering Price per Unit	21.52
Maximum Aggregate Offering Price	$ 57,547,557.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,947.32
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of additional shares of Class A Common Stock of Perella Weinberg Partners (the “Registrant”) that may, with respect to the shares of Class A Common Stock registered hereunder, become issuable under the Registrant’s 2021 Omnibus Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of Class A Common Stock.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of the Class A Common Stock as reported on the Nasdaq Global Select Market on February 3, 2026.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.00013810 and the proposed maximum aggregate offering price.